Net finance expense - Finance income and expenses not at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Total interest income on financial assets	$ 15,895	$ 46,368	$ 7,063
Total interest expense on financial liabilities	(145,562)	(132,268)	(85,418)
Interest leasing	(275)	(631)	(1,237)
Other financial charges	$ (9,249)	$ (13,513)	$ (5,930)